Financial Instruments - Financial Risk (Details)	6 Months Ended	12 Months Ended	18 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)			99.00%
Currency risk | EUR
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	10.00%	10.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	20.00%	19.00%
Currency risk | USD
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	69.00%	70.00%
Currency risk | GBP
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	1.00%	1.00%